Retirement benefit obligations - Assumptions used (Details) - Rentokil Initial Irish Pension Scheme	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Weighted average
Disclosure of defined benefit plans
Discount rate (as a percent)	4.30%	3.50%
Future pension increases (as a percent)	2.00%	2.10%
Inflation (as a percent)	2.00%	2.10%
Minimum
Disclosure of defined benefit plans
Pension scheme duration	15 years
Maximum
Disclosure of defined benefit plans
Pension scheme duration	16 years